ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)									1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 23, 2025 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 09, 2024 USD ($) shares	Dec. 09, 2024 CNY (¥) shares	Feb. 23, 2024 USD ($) $ / shares shares	Jul. 23, 2021 USD ($) shares	Jul. 23, 2021 CNY (¥) shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	May 23, 2025 $ / shares	Mar. 25, 2025 USD ($)	Feb. 22, 2025 USD ($)	Sep. 03, 2024
Accumulated deficit										$ 5,984				$ 10,451,484		$ 9,822,308
Cash and equivalents														$ 74,514		179,237
Number of shares issued | shares														892
Initial public offering in units														$ 30,776		$ 46,112
Ordinary shares par value | $ / shares										$ 0.0001				$ 1		$ 1
Other payables														$ 1
DT Cloud Acquisition Corporation [Member]
Accumulated deficit											$ 2,500,384		$ 1,854,174		$ 168,597
Cash and equivalents											1		152,021		69,818
Initial public offering in units												$ 66,023,894	66,023,894
Initial public offering in units, shares | shares									1,725,000
Price per share | $ / shares		$ 10.61
Proceeds from issuance initial public offering												$ 67,833,894	$ 67,833,894
Percent of obligation to redeem public shares											100.00%		100.00%							100.00%
Percentage of voting interests acquired											50.00%		50.00%
Percentage of redemption rights											15.00%		15.00%
Deposits											$ 207,000		$ 207,000					$ 150,949	$ 207,000
Shares issued price per share | $ / shares											$ 10.05		$ 10.05
Payment of merger consideration											$ 250,000,000		$ 250,000,000
Ordinary shares par value | $ / shares											$ 0.0001		$ 0.0001		$ 0.0001
Other payables											$ 300,000
Redeemed shares | shares		1,868,367
Payments for deposits		$ 19,821,345
Time deposit											$ 357,949
DT Cloud Acquisition Corporation [Member] | Investor [Member]
Number of shares sold | shares			30,000
Ordinary shares par value | $ / shares			$ 0.0001
DT Cloud Acquisition Corporation [Member] | Each Monthly Extension [Member]
Shares issued price per share | $ / shares											$ 0.03		$ 0.03
DT Cloud Acquisition Corporation [Member] | Minimum [Member]
Percentage of fair market value of business acquisition											80.00%		80.00%
Business combination, net tangible assets											$ 5,000,001		$ 5,000,001
IPO [Member] | DT Cloud Acquisition Corporation [Member]
Initial public offering in units, shares | shares						6,900,000
Price per share | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 69,000,000
Number of shares sold | shares						6,900,000
Transaction costs						$ 2,976,106
Underwriting commissions						966,000
Deferred underwriting commissions						1,725,000
Deferred offering costs						285,106
Public Units [Member] | DT Cloud Acquisition Corporation [Member]
Initial public offering in units						$ 69,345,000
Initial public offering in units, shares | shares						900,000
Purchase price per share | $ / shares						$ 10.05					$ 10.05		$ 10.05
Additional share price | $ / shares											$ 0.03		$ 0.03
Private Placement Units [Member] | DT Cloud Acquisition Corporation [Member]
Price per share | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 2,345,000
Number of shares sold | shares						234,500
Private Placement [Member] | DT Cloud Acquisition Corporation [Member]
Purchase price per share | $ / shares			$ 10.00
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member]
Price per share | $ / shares	$ 10.68	$ 10.61
Deposits																		$ 150,949	$ 207,000
Shares issued price per share | $ / shares																	$ 0.03
Redeemed shares | shares	326,904	1,868,367
Payments for deposits	$ 3,492,160	$ 19,821,345
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Investor [Member]
Number of shares sold | shares			30,000
Ordinary shares par value | $ / shares			$ 0.0001
Subsequent Event [Member] | Private Placement [Member] | DT Cloud Acquisition Corporation [Member]
Purchase price per share | $ / shares			$ 10.00
Wishluck Limited [Member]
Initial public offering in units							$ 1,543,234	¥ 10,000,000
Initial public offering in units, shares | shares							556	556
Wishluck Limited [Member] | Subsequent Event [Member]
Initial public offering in units				$ 2,087,102	¥ 15,000,000
Initial public offering in units, shares | shares				892	892